PGIM Jennison Focused Value ETF
Schedule of Investments  (unaudited)
as of May 31, 2024
Description	Shares	Value
Long-Term Investments 96.8%
Common Stocks
Aerospace & Defense 4.0%
Airbus SE (France), ADR	6,400	$271,936
General Electric Co.	1,667	275,288
		547,224
Automobile Components 1.5%
Aptiv PLC*	2,437	202,905
Automobiles 2.3%
General Motors Co.	7,026	316,100
Banks 14.0%
Bank of America Corp.	12,214	488,438
JPMorgan Chase & Co.	3,164	641,121
PNC Financial Services Group, Inc. (The)	2,513	395,521
Truist Financial Corp.	10,409	392,940
		1,918,020
Biotechnology 3.6%
AbbVie, Inc.	3,039	490,008
Building Products 2.6%
Johnson Controls International PLC	4,914	353,366
Capital Markets 5.2%
Blackstone, Inc.	2,133	257,027
Goldman Sachs Group, Inc. (The)	987	450,585
		707,612
Chemicals 3.1%
Linde PLC	988	430,294
Consumer Staples Distribution & Retail 6.1%
Walmart, Inc.	12,711	835,875
Electric Utilities 2.7%
PG&E Corp.	19,960	370,058

PGIM Jennison Focused Value ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Ground Transportation 3.2%
Union Pacific Corp.	1,894	$440,961
Health Care Providers & Services 1.9%
Cigna Group (The)	777	267,770
Hotels, Restaurants & Leisure 1.8%
McDonald’s Corp.	942	243,874
Insurance 7.0%
Chubb Ltd.	1,647	446,040
MetLife, Inc.	7,148	517,301
		963,341
Interactive Media & Services 2.6%
Meta Platforms, Inc. (Class A Stock)	780	364,127
Multi-Utilities 1.8%
CenterPoint Energy, Inc.	7,926	241,822
Office REITs 2.1%
Alexandria Real Estate Equities, Inc.	2,397	285,243
Oil, Gas & Consumable Fuels 7.6%
ConocoPhillips	3,772	439,363
Exxon Mobil Corp.	5,111	599,316
		1,038,679
Pharmaceuticals 7.9%
AstraZeneca PLC (United Kingdom), ADR	5,775	450,565
Bristol-Myers Squibb Co.	4,929	202,533
Eli Lilly & Co.	520	426,577
		1,079,675
Semiconductors & Semiconductor Equipment 6.5%
Advanced Micro Devices, Inc.*	2,030	338,807
Broadcom, Inc.	220	292,281
Lam Research Corp.	279	260,151
		891,239

PGIM Jennison Focused Value ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Software 6.1%
Microsoft Corp.	1,016	$421,772
Oracle Corp.	1,522	178,363
Salesforce, Inc.	986	231,158
		831,293
Technology Hardware, Storage & Peripherals 3.2%
Dell Technologies, Inc. (Class C Stock)	3,100	432,636

Total Long-Term Investments (cost $10,750,023)		13,252,122

Short-Term Investment 3.1%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.550%) (cost $419,308)(wb)	419,308	419,308

TOTAL INVESTMENTS 99.9% (cost $11,169,331)		13,671,430
Other assets in excess of liabilities 0.1%		19,748

Net Assets 100.0%		$13,691,178

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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